POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2018 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2017, AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, AND TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, OF:

PowerShares Aerospace & Defense Portfolio	PowerShares Russell 2000 Equal Weight Portfolio
PowerShares BuyBack Achievers™ Portfolio	PowerShares Russell 2000 Pure Growth Portfolio
PowerShares Cleantech™ Portfolio	PowerShares Russell 2000 Pure Value Portfolio
PowerShares Dividend Achievers™ Portfolio	PowerShares Russell Midcap Equal Weight Portfolio
PowerShares Dow Jones Industrial Average Dividend	PowerShares Russell Midcap Pure Growth Portfolio
Portfolio	PowerShares Russell Midcap Pure Value Portfolio
PowerShares DWA Basic Materials Momentum Portfolio	PowerShares Russell Top 200 Equal Weight Portfolio
PowerShares DWA Consumer Cyclicals Momentum	PowerShares Russell Top 200 Pure Growth Portfolio
Portfolio	PowerShares Russell Top 200 Pure Value Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio	PowerShares S&P 100® Equal Weight Portfolio
PowerShares DWA Energy Momentum Portfolio	PowerShares S&P 500 BuyWrite Portfolio
PowerShares DWA Financial Momentum Portfolio	PowerShares S&P 500® Equal Weight Portfolio
PowerShares DWA Healthcare Momentum Portfolio PowerShares DWA Industrials Momentum Portfolio	PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio
PowerShares DWA Momentum Portfolio	PowerShares S&P 500® Equal Weight Consumer Staples
PowerShares DWA NASDAQ Momentum Portfolio	Portfolio
PowerShares DWA Technology Momentum Portfolio	PowerShares S&P 500® Equal Weight Energy Portfolio
PowerShares DWA Utilities Momentum Portfolio	PowerShares S&P 500® Equal Weight Financials Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares S&P 500® Equal Weight Health Care Portfolio
PowerShares Dynamic Building & Construction Portfolio	PowerShares S&P 500® Equal Weight Industrials Portfolio
PowerShares Dynamic Energy Exploration & Production	PowerShares S&P 500® Equal Weight Materials Portfolio
Portfolio	PowerShares S&P 500® Equal Weight Real Estate Portfolio
PowerShares Dynamic Food & Beverage Portfolio	PowerShares S&P 500® Equal Weight Technology Portfolio
PowerShares Dynamic Large Cap Growth Portfolio	PowerShares S&P 500® Equal Weight Utilities Portfolio
PowerShares Dynamic Large Cap Value Portfolio	PowerShares S&P 500® Pure Growth Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares S&P 500® Pure Value Portfolio
PowerShares Dynamic Market Portfolio	PowerShares S&P 500® Top 50 Portfolio
PowerShares Dynamic Media Portfolio	PowerShares S&P 500® Quality Portfolio
PowerShares Dynamic Networking Portfolio	PowerShares S&P MidCap 400® Equal Weight Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares S&P MidCap 400® Pure Growth Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio PowerShares Dynamic Retail Portfolio	PowerShares S&P MidCap 400® Pure Value Portfolio PowerShares S&P SmallCap 600® Equal Weight Portfolio
PowerShares Dynamic Semiconductors Portfolio	PowerShares S&P SmallCap 600® Pure Growth Portfolio
PowerShares Dynamic Software Portfolio	PowerShares S&P SmallCap 600® Pure Value Portfolio
PowerShares Financial Preferred Portfolio	PowerShares S&P Spin-Off Portfolio
PowerShares FTSE RAFI US 1000 Portfolio	PowerShares Water Resources Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares WilderHill Clean Energy Portfolio
PowerShares Global Listed Private Equity Portfolio	PowerShares WilderHill Progressive Energy Portfolio
PowerShares Golden Dragon China Portfolio	PowerShares Wilshire Micro-Cap Portfolio
PowerShares High Yield Equity Dividend Achievers™	PowerShares Zacks Micro Cap Portfolio
Portfolio	PowerShares Zacks Mid-Cap Portfolio
PowerShares Insider Sentiment Portfolio	PowerShares Zacks Multi-Asset Income Portfolio
PowerShares International Dividend Achievers™ Portfolio
PowerShares NASDAQ Internet Portfolio

(each, a “Fund” and collectively, the “Funds”)

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Fund Trust (the “Trust”) approved changing the Funds’ names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Aerospace & Defense Portfolio	Invesco Aerospace & Defense ETF

PowerShares BuyBack Achievers™ Portfolio	Invesco BuyBack Achievers™ ETF

CURRENT NAME	NEW NAME
PowerShares Cleantech™ Portfolio	Invesco Cleantech™ ETF

PowerShares Dividend Achievers™ Portfolio	Invesco Dividend Achievers™ ETF

PowerShares Dow Jones Industrial Average Dividend Portfolio	Invesco Dow Jones Industrial Average Dividend ETF

PowerShares DWA Basic Materials Momentum Portfolio	Invesco DWA Basic Materials Momentum ETF

PowerShares DWA Consumer Cyclicals Momentum Portfolio	Invesco DWA Consumer Cyclicals Momentum ETF

PowerShares DWA Consumer Staples Momentum Portfolio	Invesco DWA Consumer Staples Momentum ETF

PowerShares DWA Energy Momentum Portfolio	Invesco DWA Energy Momentum ETF

PowerShares DWA Financial Momentum Portfolio	Invesco DWA Financial Momentum ETF

PowerShares DWA Healthcare Momentum Portfolio	Invesco DWA Healthcare Momentum ETF

PowerShares DWA Industrials Momentum Portfolio	Invesco DWA Industrials Momentum ETF

PowerShares DWA Momentum Portfolio	Invesco DWA Momentum ETF

PowerShares DWA NASDAQ Momentum Portfolio	Invesco DWA NASDAQ Momentum ETF

PowerShares DWA Technology Momentum Portfolio	Invesco DWA Technology Momentum ETF

PowerShares DWA Utilities Momentum Portfolio	Invesco DWA Utilities Momentum ETF

PowerShares Dynamic Biotechnology & Genome Portfolio	Invesco Dynamic Biotechnology & Genome ETF

PowerShares Dynamic Building & Construction Portfolio	Invesco Dynamic Building & Construction ETF

PowerShares Dynamic Energy Exploration & Production Portfolio	Invesco Dynamic Energy Exploration & Production ETF

PowerShares Dynamic Food & Beverage Portfolio	Invesco Dynamic Food & Beverage ETF

PowerShares Dynamic Large Cap Growth Portfolio	Invesco Dynamic Large Cap Growth ETF

PowerShares Dynamic Large Cap Value Portfolio	Invesco Dynamic Large Cap Value ETF

PowerShares Dynamic Leisure and Entertainment Portfolio	Invesco Dynamic Leisure and Entertainment ETF

PowerShares Dynamic Market Portfolio	Invesco Dynamic Market ETF

PowerShares Dynamic Media Portfolio	Invesco Dynamic Media ETF

PowerShares Dynamic Networking Portfolio	Invesco Dynamic Networking ETF

PowerShares Dynamic Oil & Gas Services Portfolio	Invesco Dynamic Oil & Gas Services ETF

PowerShares Dynamic Pharmaceuticals Portfolio	Invesco Dynamic Pharmaceuticals ETF

PowerShares Dynamic Retail Portfolio	Invesco Dynamic Retail ETF

PowerShares Dynamic Semiconductors Portfolio	Invesco Dynamic Semiconductors ETF

PowerShares Dynamic Software Portfolio	Invesco Dynamic Software ETF

PowerShares Financial Preferred Portfolio	Invesco Financial Preferred ETF

PowerShares FTSE RAFI US 1000 Portfolio	Invesco FTSE RAFI US 1000 ETF

CURRENT NAME	NEW NAME
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	Invesco FTSE RAFI US 1500 Small-Mid ETF

PowerShares Global Listed Private Equity Portfolio	Invesco Global Listed Private Equity ETF

PowerShares Golden Dragon China Portfolio	Invesco Golden Dragon China ETF

PowerShares High Yield Equity Dividend Achievers™ Portfolio	Invesco High Yield Equity Dividend Achievers™ ETF

PowerShares Insider Sentiment Portfolio	Invesco Insider Sentiment ETF

PowerShares International Dividend Achievers™ Portfolio	Invesco International Dividend Achievers™ ETF

PowerShares NASDAQ Internet Portfolio	Invesco NASDAQ Internet ETF

PowerShares Russell 2000 Equal Weight Portfolio	Invesco Russell 2000 Equal Weight ETF

PowerShares Russell 2000 Pure Growth Portfolio	Invesco Russell 2000 Pure Growth ETF

PowerShares Russell 2000 Pure Value Portfolio	Invesco Russell 2000 Pure Value ETF

PowerShares Russell Midcap Equal Weight Portfolio	Invesco Russell Midcap Equal Weight ETF

PowerShares Russell Midcap Pure Growth Portfolio	Invesco Russell Midcap Pure Growth ETF

PowerShares Russell Midcap Pure Value Portfolio	Invesco Russell Midcap Pure Value ETF

PowerShares Russell Top 200 Equal Weight Portfolio	Invesco Russell Top 200 Equal Weight ETF

PowerShares Russell Top 200 Pure Growth Portfolio	Invesco Russell Top 200 Pure Growth ETF

PowerShares Russell Top 200 Pure Value Portfolio	Invesco Russell Top 200 Pure Value ETF

PowerShares S&P 100® Equal Weight Portfolio	Invesco S&P 100® Equal Weight ETF

PowerShares S&P 500 BuyWrite Portfolio	Invesco S&P 500 BuyWrite ETF

PowerShares S&P 500® Equal Weight Portfolio	Invesco S&P 500® Equal Weight ETF

PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio	Invesco S&P 500® Equal Weight Consumer Discretionary ETF

PowerShares S&P 500® Equal Weight Consumer Staples Portfolio	Invesco S&P 500® Equal Weight Consumer Staples ETF

PowerShares S&P 500® Equal Weight Energy Portfolio	Invesco S&P 500® Equal Weight Energy ETF

PowerShares S&P 500® Equal Weight Financials Portfolio	Invesco S&P 500® Equal Weight Financials ETF

PowerShares S&P 500® Equal Weight Health Care Portfolio	Invesco S&P 500® Equal Weight Health Care ETF

PowerShares S&P 500® Equal Weight Industrials Portfolio	Invesco S&P 500® Equal Weight Industrials ETF

PowerShares S&P 500® Equal Weight Materials Portfolio	Invesco S&P 500® Equal Weight Materials ETF

PowerShares S&P 500® Equal Weight Real Estate Portfolio	Invesco S&P 500® Equal Weight Real Estate ETF

PowerShares S&P 500® Equal Weight Technology Portfolio	Invesco S&P 500® Equal Weight Technology ETF

PowerShares S&P 500® Equal Weight Utilities Portfolio	Invesco S&P 500® Equal Weight Utilities ETF

PowerShares S&P 500® Pure Growth Portfolio	Invesco S&P 500® Pure Growth ETF

PowerShares S&P 500® Pure Value Portfolio	Invesco S&P 500® Pure Value ETF

PowerShares S&P 500® Top 50 Portfolio	Invesco S&P 500® Top 50 ETF

CURRENT NAME	NEW NAME
PowerShares S&P 500® Quality Portfolio	Invesco S&P 500® Quality ETF

PowerShares S&P MidCap 400® Equal Weight Portfolio	Invesco S&P MidCap 400® Equal Weight ETF

PowerShares S&P MidCap 400® Pure Growth Portfolio	Invesco S&P MidCap 400® Pure Growth ETF

PowerShares S&P MidCap 400® Pure Value Portfolio	Invesco S&P MidCap 400® Pure Value ETF

PowerShares S&P SmallCap 600® Equal Weight Portfolio	Invesco S&P SmallCap 600® Equal Weight ETF

PowerShares S&P SmallCap 600® Pure Growth Portfolio	Invesco S&P SmallCap 600® Pure Growth ETF

PowerShares S&P SmallCap 600® Pure Value Portfolio	Invesco S&P SmallCap 600® Pure Value ETF

PowerShares S&P Spin-Off Portfolio	Invesco S&P Spin-Off ETF

PowerShares Water Resources Portfolio	Invesco Water Resources ETF

PowerShares WilderHill Clean Energy Portfolio	Invesco WilderHill Clean Energy ETF

PowerShares WilderHill Progressive Energy Portfolio	Invesco WilderHill Progressive Energy ETF

PowerShares Wilshire Micro-Cap Portfolio	Invesco Wilshire Micro-Cap ETF

PowerShares Zacks Micro Cap Portfolio	Invesco Zacks Micro Cap ETF

PowerShares Zacks Mid-Cap Portfolio	Invesco Zacks Mid-Cap ETF

PowerShares Zacks Multi-Asset Income Portfolio	Invesco Zacks Multi-Asset Income ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust

In addition, effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II

PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust

PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs”.

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets, as applicable.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco”.

Please Retain This Supplement for Future Reference.

P-BRAND-SUP-1 042018

5